Goodwill and intangible assets (Detail 3) $ in Millions	Dec. 31, 2021 USD ($)
Entity [Table]
2022	$ 29
2023	27
2024	23
2025	23
2026	23
Thereafter	126
Not amortized due to indefinite useful life	2
Total	252
UBS AG
Entity [Table]
2022	29
2023	27
2024	23
2025	23
2026	23
Thereafter	126
Not amortized due to indefinite useful life	2
Total	$ 252